SUPPLEMENT TO THE

FIDELITY® TOTAL BOND FUND

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2003

Effective January 1, 2004, Ms. Davis no longer serves on the Board of Trustees. The following information has been removed from the "Trustees and Officers" section beginning on page 17.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Effective January 1, 2004, Mr. Heilmeier serves on the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 17.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 17.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

TBDB-04-01 April 23, 2004
1.789340.101

Effective March 1, 2004, Ms. Dwyer no longer serves as President and Treasurer of Total Bond. The following information has been removed from the "Trustees and Officers" section beginning on page 17.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Total Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Ms. Taub no longer serves as Assistant Vice President of Total Bond. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Total Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer of Total Bond. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Kimberley H. Monasterio (40)

Deputy Treasurer of Total Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section beginning on page 36.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY® ULTRA-SHORT BOND FUND

A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2003

Effective January 1, 2004, Ms. Davis no longer serves on the Board of Trustees. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Effective January 1, 2004, Mr. Heilmeier serves on the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 15.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

ULBB-04-01 April 23, 2004
1.797765.100

Effective March 1, 2004, Ms. Dwyer no longer serves as President and Treasurer of Ultra-Short Bond. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Ultra-Short Bond. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Ms. Taub no longer serves as Assistant Vice President of Ultra-Short Bond. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Ultra-Short Bond. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer of Ultra-Short Bond. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Kimberley H. Monasterio (40)

Deputy Treasurer of Ultra-Short Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 33.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY® GOVERNMENT BOND FUNDS
FIDELITY GINNIE MAE FUND
FIDELITY GOVERNMENT INCOME FUND
FIDELITY INTERMEDIATE GOVERNMENT INCOME FUND

Funds of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2003

Effective January 1, 2004, Ms. Davis no longer serves on the Board of Trustees. The following information has been removed from the "Trustees and Officers" section beginning on page 17.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Effective January 1, 2004, Mr. Heilmeier serves on the Board of Trustees. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 17.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 17.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Income Fund. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

GVTB-04-01 April 23, 2004
1.708978.112

Effective March 1, 2004, Ms. Dwyer no longer serves as President and Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. The following information has been removed from the "Trustees and Officers" section beginning on page 17.

Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Ms. Taub no longer serves as Assistant Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. The following information has been removed from the "Trustees and Officers" section beginning on page 15.

Jennifer S. Taub (36)

Year of Election or Appointment: 2003

Assistant Vice President of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Taub is Assistant Vice President of Fidelity's Fixed-Income Funds (2003), Assistant Secretary of FIMM (2003), and is an employee of FMR.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. The following information supplements the information found in the "Trustees and Officers" section beginning on page 15.

Kimberley H. Monasterio (40)

Deputy Treasurer of Ginnie Mae, Government Income, and Intermediate Government Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 37.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.